Borrowings (Details) ¥ in Thousands, $ in Millions		1 Months Ended
	Apr. 01, 2023	Nov. 30, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jun. 29, 2021 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 14, 2024 CNY (¥)	Feb. 27, 2024 CNY (¥)	Jan. 26, 2024 CNY (¥)	Jan. 25, 2024 CNY (¥)	Jan. 02, 2024 CNY (¥)	Dec. 11, 2023 CNY (¥)	Nov. 16, 2023 CNY (¥)	Nov. 10, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 10, 2023 CNY (¥)	Dec. 07, 2022 CNY (¥)	Dec. 05, 2022 CNY (¥)	Dec. 02, 2022 CNY (¥)	Nov. 24, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	May 19, 2022 CNY (¥)	May 18, 2022 CNY (¥)	Nov. 30, 2020 CNY (¥)
Borrowings [Line Items]
Credit facility																							¥ 20,000
Borrowing term	1 year
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings [Line Items]
Working capital																			¥ 22,000
UTime SZ [Member]
Borrowings [Line Items]
Factoring agreement total amount					¥ 2,900									¥ 7,800
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings [Line Items]
Effective interest rate																			5.50%
Bank of Beijing [Member]
Borrowings [Line Items]
Credit facility										¥ 10,000
Shenzhen Rural Commercial Bank [Member]
Borrowings [Line Items]
Borrowing term			3 years	3 years
Loan Agreement [Member] | Industrial and Commercial Bank of China (“ICBC”) Loan [Member]
Borrowings [Line Items]
Effective interest rate											3.85%					3.75%		3.75%
Borrowing amount											¥ 8,000					¥ 5,000		¥ 5,000
Loan Agreement [Member] | Bank of Beijing [Member]
Borrowings [Line Items]
Effective interest rate							4.50%			4.50%
Borrowing amount							¥ 5,000			¥ 5,000
Working Capital Loan Agreement [Member]
Borrowings [Line Items]
Borrowing amount						¥ 5,000
Working Capital Loan Agreement [Member] | China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings [Line Items]
Effective interest rate												7.00%	3.55%				8.00%
Borrowing amount												¥ 1,570	¥ 22,000				¥ 2,000
Working Capital Loan Agreement [Member] | China CITIC Bank [Member]
Borrowings [Line Items]
Effective interest rate						4.35%									4.35%
Borrowing amount															¥ 3,000
Working Capital Loan Agreement [Member] | Baosheng County Bank [Member]
Borrowings [Line Items]
Effective interest rate																				8.00%
Borrowing amount																				¥ 2,400
Working Capital Loan Agreement [Member] | Guangxi Beibu Gulf Bank [Member]
Borrowings [Line Items]
Effective interest rate								3.35%	3.35%
Borrowing amount								¥ 1,000	¥ 5,000
Credit Agreement [Member] | Shenzhen Rural Commercial Bank [Member]
Borrowings [Line Items]
Monthly installment			¥ 20
Credit Agreement [Member] | PingAn Bank Co., Ltd [Member]
Borrowings [Line Items]
Effective interest rate		12.96%
Borrowing amount | $		$ 2
Borrowing term		3 years
Credit Agreement [Member] | WeBank Co., Ltd. [Member]
Borrowings [Line Items]
Loans under credit agreement					200									1,700
Credit Agreement [Member] | UTime SZ Loans [Member]
Borrowings [Line Items]
Loans under credit agreement					900									1,990
Credit Agreement [Member] | UTime SZ Loans [Member] | Mr Bao [Member]
Borrowings [Line Items]
Loans under credit agreement					¥ 400									¥ 1,000
Credit Agreement [Member] | Shenzhen Rural Commercial Bank [Member]
Borrowings [Line Items]
Effective interest rate				4.50%
Borrowing amount			¥ 2,000	¥ 7,000
Monthly installment				¥ 70
Credit Line Agreement [Member] | WeBank Co., Ltd. [Member]
Borrowings [Line Items]
Effective interest rate																					10.08%	11.34%
Credit facility																					¥ 1,990	¥ 3,000
Credit Line Agreement [Member] | Mr Bao [Member]
Borrowings [Line Items]
Effective interest rate																					10.08%
Credit facility																					¥ 1,000
Minimum [Member] | TCL Factoring [Member]
Borrowings [Line Items]
Effective interest rate																							8.00%
Maximum [Member] | TCL Factoring [Member]
Borrowings [Line Items]
Effective interest rate																							9.00%